Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity [Abstract]
Schedule of common stock
	Number of shares (in thousands)	Amount

Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of reconciliation of the number of shares outstanding
	Thousands of shares
	2022	2021

Shares outstanding at beginning of year	462,581	463,243
Repurchase of capital shares, net	(445)	(662)
Shares outstanding at yearend	462,136	462,581